Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Nov. 30, 2024	Oct. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	May 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Mar. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2016	Nov. 30, 2016	Oct. 31, 2016	Sep. 30, 2016	Aug. 31, 2016	Jul. 31, 2016	Jun. 30, 2016	May 31, 2016	Apr. 30, 2016	Mar. 31, 2016	Feb. 29, 2016	Jan. 31, 2016	Dec. 31, 2015	Nov. 30, 2015	Oct. 31, 2015	Sep. 30, 2015	Aug. 31, 2015	Jul. 31, 2015	Jun. 30, 2015	May 31, 2015	Apr. 30, 2015	Mar. 31, 2015	Feb. 28, 2015	Jan. 31, 2015	Dec. 31, 2014	Nov. 30, 2014
C000203122
Account Value [Line Items]
Line Graph and Table Measure Name	Class A
Account Value	$ 26,406	$ 24,996	$ 25,432	$ 24,841	$ 24,520	$ 23,939	$ 23,349	$ 22,126	$ 22,903	$ 21,929	$ 20,975	$ 20,696	$ 19,707	$ 18,050	$ 18,545	$ 19,404	$ 19,818	$ 19,161	$ 18,120	$ 18,019	$ 17,736	$ 17,100	$ 17,605	$ 16,382	$ 17,535	$ 16,602	$ 15,230	$ 16,699	$ 17,263	$ 15,775	$ 17,069	$ 17,069	$ 18,605	$ 17,954	$ 18,450	$ 19,451	$ 18,641	$ 19,098	$ 17,753	$ 18,719	$ 18,124	$ 17,641	$ 17,149	$ 16,925	$ 16,192	$ 15,442	$ 15,158	$ 15,106	$ 14,313	$ 12,776	$ 13,208	$ 13,715	$ 12,677	$ 12,103	$ 11,879	$ 11,389	$ 10,185	$ 11,597	$ 12,677	$ 12,718	$ 12,350	$ 11,855	$ 11,522	$ 11,174	$ 11,445	$ 11,321	$ 10,671	$ 11,483	$ 11,112	$ 11,166	$ 10,826	$ 9,960	$ 11,258	$ 10,950	$ 11,784	$ 11,925	$ 11,823	$ 11,547	$ 11,681	$ 11,707	$ 11,585	$ 11,604	$ 12,343	$ 12,035	$ 11,954	$ 11,574	$ 11,469	$ 11,065	$ 11,208	$ 11,027	$ 10,853	$ 10,909	$ 10,971	$ 11,027	$ 10,909	$ 10,673	$ 10,537	$ 10,075	$ 10,211	$ 10,258	$ 10,093	$ 9,702	$ 10,063	$ 9,992	$ 9,803	$ 9,051	$ 8,946	$ 9,583	$ 10,054	$ 9,825	$ 9,208	$ 9,590	$ 10,130	$ 10,327	$ 10,316	$ 10,054	$ 9,852	$ 9,860	$ 9,218	$ 9,414	$ 9,425
C000203123
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
Account Value	$ 25,989	24,618	25,057	24,490	24,190	23,633	23,066	21,866	22,648	21,695	20,774	20,506	19,541	17,913	18,406	19,268	19,699	19,058	18,028	17,944	17,682	17,051	17,555	16,358	17,521	16,595	15,230	16,717	17,287	15,811	17,114	17,134	18,682	18,040	18,549	19,567	18,767	19,237	17,891	18,885	18,298	17,819	17,340	17,114	16,392	15,642	15,362	15,326	14,523	12,972	13,428	13,945	12,902	12,324	12,105	11,606	10,388	11,834	12,937	12,999	12,629	12,122	11,794	11,442	11,728	11,614	10,950	11,794	11,417	11,483	11,139	10,254	11,592	11,286	12,158	12,308	12,206	11,926	12,077	12,111	11,995	12,022	12,786	12,479	12,404	12,019	11,913	11,502	11,661	11,482	11,309	11,369	11,442	11,508	11,389	11,157	11,014	10,537	10,690	10,747	10,582	10,175	10,563	10,493	10,302	9,520	9,413	10,092	10,587	10,358	9,713	10,118	10,698	10,915	10,909	10,639	10,434	10,443	9,771	9,987	10,000
C000203117
Account Value [Line Items]
Line Graph and Table Measure Name	Class R
Account Value	$ 27,278	25,829	26,280	25,668	25,347	24,756	24,155	22,889	23,694	22,685	21,709	21,430	20,404	18,694	19,208	20,100	20,530	19,869	18,778	18,684	18,401	17,740	18,264	17,005	18,206	17,234	15,815	17,345	17,933	16,393	17,740	17,751	19,341	18,683	19,199	20,243	19,404	19,890	18,493	19,503	18,899	18,394	17,890	17,655	16,898	16,123	15,826	15,781	14,956	13,354	13,816	14,338	13,259	12,658	12,431	11,918	10,664	12,144	13,276	13,328	12,941	12,421	12,080	11,715	12,007	11,877	11,195	12,056	11,666	11,731	11,373	10,455	11,824	11,506	12,385	12,540	12,432	12,141	12,283	12,310	12,189	12,216	12,993	12,675	12,589	12,188	12,083	11,657	11,814	11,630	11,447	11,506	11,571	11,637	11,512	11,269	11,120	10,638	10,788	10,838	10,669	10,255	10,644	10,569	10,368	9,573	9,467	10,142	10,642	10,405	9,752	10,157	10,735	10,949	10,937	10,660	10,451	10,454	9,779	9,987	10,000
C000203118
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 28,925	27,365	27,832	27,183	26,830	26,182	25,544	24,189	25,032	23,962	22,915	22,607	21,524	19,708	20,239	21,181	21,623	20,915	19,763	19,653	19,343	18,645	19,188	17,859	19,108	18,078	16,581	18,184	18,789	17,176	18,566	18,566	20,222	19,522	20,052	21,125	20,238	20,735	19,272	20,313	19,666	19,132	18,598	18,344	17,548	16,723	16,413	16,357	15,491	13,826	14,294	14,825	13,709	13,080	12,837	12,297	10,993	12,522	13,673	13,718	13,318	12,775	12,416	12,040	12,324	12,190	11,489	12,366	11,957	12,015	11,648	10,713	12,105	11,766	12,664	12,815	12,698	12,394	12,539	12,560	12,429	12,443	13,229	12,898	12,809	12,396	12,283	11,844	11,997	11,804	11,610	11,664	11,724	11,784	11,650	11,404	11,245	10,752	10,897	10,941	10,765	10,341	10,727	10,645	10,442	9,635	9,522	10,202	10,694	10,456	9,794	10,195	10,770	10,979	10,962	10,683	10,468	10,471	9,787	9,996	10,000
C000203119
Account Value [Line Items]
Line Graph and Table Measure Name	Class S
Account Value	$ 28,730	27,184	27,647	27,003	26,654	26,010	25,367	24,024	24,871	23,799	22,761	22,456	21,381	19,581	20,108	21,041	21,480	20,767	19,636	19,526	19,219	18,517	19,054	17,737	18,984	17,962	16,476	18,067	18,668	17,056	18,446	18,446	20,100	19,395	19,932	20,996	20,117	20,611	19,158	20,192	19,549	19,028	18,497	18,245	17,454	16,643	16,327	16,271	15,409	13,754	14,228	14,756	13,646	13,020	12,778	12,241	10,944	12,465	13,619	13,664	13,267	12,727	12,370	11,996	12,287	12,154	11,448	12,320	11,921	11,980	11,606	10,675	12,059	11,729	12,623	12,774	12,657	12,355	12,499	12,520	12,389	12,410	13,193	12,863	12,778	12,366	12,253	11,815	11,968	11,775	11,589	11,642	11,702	11,768	11,635	11,383	11,232	10,739	10,885	10,929	10,752	10,329	10,720	10,638	10,437	9,630	9,517	10,197	10,694	10,450	9,789	10,195	10,769	10,973	10,961	10,682	10,462	10,465	9,782	9,990	10,000
C000203121
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class
Account Value	$ 2,880,125	2,725,268	2,771,612	2,707,182	2,672,141	2,607,711	2,543,282	2,408,770	2,493,546	2,386,163	2,282,171	2,251,652	2,142,882	1,962,568	2,015,343	2,108,799	2,152,778	2,082,411	1,968,065	1,957,071	1,926,285	1,855,919	1,910,893	1,777,856	1,903,003	1,800,679	1,651,941	1,811,228	1,871,356	1,709,960	1,849,204	1,849,204	2,014,820	1,944,143	1,996,887	2,104,485	2,016,945	2,065,412	1,920,013	2,023,470	1,959,158	1,906,032	1,852,905	1,827,740	1,748,516	1,667,428	1,635,739	1,630,147	1,544,279	1,377,765	1,424,317	1,478,031	1,366,127	1,303,461	1,279,289	1,225,575	1,095,766	1,247,956	1,363,441	1,368,813	1,328,201	1,274,175	1,238,435	1,201,032	1,230,123	1,216,825	1,146,176	1,233,448	1,193,552	1,199,370	1,161,968	1,068,046	1,207,209	1,174,191	1,263,614	1,278,747	1,267,053	1,236,787	1,251,232	1,253,296	1,240,226	1,242,290	1,320,707	1,287,689	1,278,731	1,238,210	1,226,254	1,183,076	1,197,690	1,178,426	1,159,826	1,165,140	1,171,119	1,177,761	1,164,476	1,139,233	1,123,727	1,074,513	1,089,025	1,094,072	1,075,775	1,034,132	1,072,620	1,064,417	1,044,227	964,161	952,319	1,020,253	1,069,979	1,045,608	979,460	1,019,497	1,076,942	1,097,831	1,096,670	1,068,238	1,046,769	1,047,068	978,769	999,027	1,000,000
DWS Index: Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 34,442	32,359	32,586	31,904	31,166	30,719	29,734	28,397	29,659	28,738	27,266	26,891	25,626	23,437	24,017	25,202	25,650	24,798	23,229	23,121	22,838	22,138	22,677	21,252	22,565	21,407	19,817	21,838	22,710	20,775	22,674	22,708	24,931	24,117	24,797	26,279	25,256	25,599	23,938	25,091	24,385	23,889	23,305	23,195	22,010	21,207	20,610	20,781	19,938	17,838	18,279	18,972	17,675	16,697	16,336	15,517	13,706	15,793	17,198	17,180	16,698	16,089	15,756	15,487	15,776	15,535	14,516	15,504	14,902	14,647	14,167	13,072	14,382	14,095	15,168	15,111	14,607	14,120	14,029	13,680	13,634	13,950	14,482	13,729	13,577	13,175	12,880	12,611	12,572	12,328	12,242	12,088	11,962	11,954	11,509	11,282	11,074	10,654	10,866	10,857	10,843	10,445	10,421	10,242	10,186	9,523	9,526	10,068	10,253	10,219	9,454	9,720	10,343	10,147	10,341	10,207	10,136	10,263	9,703	9,977	10,000
DWS Index: Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 34,442	32,359	32,586	31,904	31,166	30,719	29,734	28,397	29,659	28,738	27,266	26,891	25,626	23,437	24,017	25,202	25,650	24,798	23,229	23,121	22,838	22,138	22,677	21,252	22,565	21,407	19,817	21,838	22,710	20,775	22,674	22,708	24,931	24,117	24,797	26,279	25,256	25,599	23,938	25,091	24,385	23,889	23,305	23,195	22,010	21,207	20,610	20,781	19,938	17,838	18,279	18,972	17,675	16,697	16,336	15,517	13,706	15,793	17,198	17,180	16,698	16,089	15,756	15,487	15,776	15,535	14,516	15,504	14,902	14,647	14,167	13,072	14,382	14,095	15,168	15,111	14,607	14,120	14,029	13,680	13,634	13,950	14,482	13,729	13,577	13,175	12,880	12,611	12,572	12,328	12,242	12,088	11,962	11,954	11,509	11,282	11,074	10,654	10,866	10,857	10,843	10,445	10,421	10,242	10,186	9,523	9,526	10,068	10,253	10,219	9,454	9,720	10,343	10,147	10,341	10,207	10,136	10,263	9,703	9,977	10,000
DWS Index: Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 34,442	32,359	32,586	31,904	31,166	30,719	29,734	28,397	29,659	28,738	27,266	26,891	25,626	23,437	24,017	25,202	25,650	24,798	23,229	23,121	22,838	22,138	22,677	21,252	22,565	21,407	19,817	21,838	22,710	20,775	22,674	22,708	24,931	24,117	24,797	26,279	25,256	25,599	23,938	25,091	24,385	23,889	23,305	23,195	22,010	21,207	20,610	20,781	19,938	17,838	18,279	18,972	17,675	16,697	16,336	15,517	13,706	15,793	17,198	17,180	16,698	16,089	15,756	15,487	15,776	15,535	14,516	15,504	14,902	14,647	14,167	13,072	14,382	14,095	15,168	15,111	14,607	14,120	14,029	13,680	13,634	13,950	14,482	13,729	13,577	13,175	12,880	12,611	12,572	12,328	12,242	12,088	11,962	11,954	11,509	11,282	11,074	10,654	10,866	10,857	10,843	10,445	10,421	10,242	10,186	9,523	9,526	10,068	10,253	10,219	9,454	9,720	10,343	10,147	10,341	10,207	10,136	10,263	9,703	9,977	10,000
DWS Index: Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 34,442	32,359	32,586	31,904	31,166	30,719	29,734	28,397	29,659	28,738	27,266	26,891	25,626	23,437	24,017	25,202	25,650	24,798	23,229	23,121	22,838	22,138	22,677	21,252	22,565	21,407	19,817	21,838	22,710	20,775	22,674	22,708	24,931	24,117	24,797	26,279	25,256	25,599	23,938	25,091	24,385	23,889	23,305	23,195	22,010	21,207	20,610	20,781	19,938	17,838	18,279	18,972	17,675	16,697	16,336	15,517	13,706	15,793	17,198	17,180	16,698	16,089	15,756	15,487	15,776	15,535	14,516	15,504	14,902	14,647	14,167	13,072	14,382	14,095	15,168	15,111	14,607	14,120	14,029	13,680	13,634	13,950	14,482	13,729	13,577	13,175	12,880	12,611	12,572	12,328	12,242	12,088	11,962	11,954	11,509	11,282	11,074	10,654	10,866	10,857	10,843	10,445	10,421	10,242	10,186	9,523	9,526	10,068	10,253	10,219	9,454	9,720	10,343	10,147	10,341	10,207	10,136	10,263	9,703	9,977	10,000
DWS Index: Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 34,442	32,359	32,586	31,904	31,166	30,719	29,734	28,397	29,659	28,738	27,266	26,891	25,626	23,437	24,017	25,202	25,650	24,798	23,229	23,121	22,838	22,138	22,677	21,252	22,565	21,407	19,817	21,838	22,710	20,775	22,674	22,708	24,931	24,117	24,797	26,279	25,256	25,599	23,938	25,091	24,385	23,889	23,305	23,195	22,010	21,207	20,610	20,781	19,938	17,838	18,279	18,972	17,675	16,697	16,336	15,517	13,706	15,793	17,198	17,180	16,698	16,089	15,756	15,487	15,776	15,535	14,516	15,504	14,902	14,647	14,167	13,072	14,382	14,095	15,168	15,111	14,607	14,120	14,029	13,680	13,634	13,950	14,482	13,729	13,577	13,175	12,880	12,611	12,572	12,328	12,242	12,088	11,962	11,954	11,509	11,282	11,074	10,654	10,866	10,857	10,843	10,445	10,421	10,242	10,186	9,523	9,526	10,068	10,253	10,219	9,454	9,720	10,343	10,147	10,341	10,207	10,136	10,263	9,703	9,977	10,000
DWS Index: Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 3,444,198	$ 3,235,876	$ 3,258,645	$ 3,190,428	$ 3,116,555	$ 3,071,851	$ 2,973,439	$ 2,839,718	$ 2,965,925	$ 2,873,799	$ 2,726,561	$ 2,689,059	$ 2,562,556	$ 2,343,668	$ 2,401,716	$ 2,520,154	$ 2,565,024	$ 2,479,750	$ 2,322,868	$ 2,312,099	$ 2,283,800	$ 2,213,771	$ 2,267,733	$ 2,125,246	$ 2,256,455	$ 2,140,651	$ 1,981,717	$ 2,183,776	$ 2,270,973	$ 2,077,478	$ 2,267,370	$ 2,270,822	$ 2,493,054	$ 2,411,671	$ 2,479,718	$ 2,627,879	$ 2,525,579	$ 2,559,919	$ 2,393,819	$ 2,509,071	$ 2,438,495	$ 2,388,869	$ 2,330,474	$ 2,319,463	$ 2,200,983	$ 2,120,728	$ 2,060,999	$ 2,078,114	$ 1,993,824	$ 1,783,772	$ 1,827,850	$ 1,897,188	$ 1,767,462	$ 1,669,691	$ 1,633,567	$ 1,551,697	$ 1,370,584	$ 1,579,286	$ 1,719,825	$ 1,717,971	$ 1,669,751	$ 1,608,947	$ 1,575,555	$ 1,548,710	$ 1,577,605	$ 1,553,480	$ 1,451,574	$ 1,550,370	$ 1,490,190	$ 1,464,690	$ 1,416,722	$ 1,307,176	$ 1,438,159	$ 1,409,475	$ 1,516,809	$ 1,511,071	$ 1,460,738	$ 1,412,008	$ 1,402,936	$ 1,368,016	$ 1,363,382	$ 1,395,046	$ 1,448,215	$ 1,372,855	$ 1,357,719	$ 1,317,539	$ 1,287,998	$ 1,261,142	$ 1,257,209	$ 1,232,795	$ 1,224,247	$ 1,208,820	$ 1,196,174	$ 1,195,419	$ 1,150,871	$ 1,128,185	$ 1,107,381	$ 1,065,380	$ 1,086,568	$ 1,085,709	$ 1,084,268	$ 1,044,479	$ 1,042,119	$ 1,024,184	$ 1,018,644	$ 952,306	$ 952,633	$ 1,006,824	$ 1,025,269	$ 1,021,893	$ 945,402	$ 972,044	$ 1,034,258	$ 1,014,700	$ 1,034,099	$ 1,020,745	$ 1,013,550	$ 1,026,330	$ 970,267	$ 997,670	$ 1,000,000